Short-Term Investments	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Short-Term Investments
4.	SHORT-TERM INVESTMENTS

Short-term investments include trading securities and available-for-sale securities. Trading securities consist of investments in marketable equity securities with the intention of selling them in the short term. Available-for-sale securities consist principally of equity securities and balanced funds without a contractual expiration date issued by major financial institutions.

Term deposits consist of deposits placed with financial institutions with remaining maturities of greater than three months but less than one year. As of December 31, 2012 and 2013, term deposits are RMB5,266 and RMB5,437(US$898).

The following table provides additional information concerning the Company’s trading securities and available-for-sale securities:

Trading securities:

	December 31, 2012 (RMB)				December 31, 2013 (RMB)				December 31, 2013 (US$)
	Cost	Gross realized gains	Gross realized losses	Fair value	Cost	Gross realized gains	Gross realized losses	Fair value	Fair value
Trading securities	1,880	—	(1,362)	518	1,680	—	(1,161)	519	86

Total	1,880	—	(1,362)	518	1,680	—	(1,161)	519	86

Available-for-sale securities:

	December 31, 2012 (RMB)					December 31, 2013 (RMB)					December 31, 2013 (US$)
	Cost	Gross unrealized gains	Gross unrealized losses	Other-than -temporary impairment	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Other-than -temporary impairment	Fair value	Fair value
Equity securities	281,268	17,548	(29,580)	—	269,236	—	—	—	—	—	—
Mutual funds	27,178	—	(6,419)	—	20,759	27,177	—	(6,206)	—	20,971	3,464

Total	308,446	17,548	(35,999)	—	289,995	27,177	—	(6,206)	—	20,971	3,464

Information pertaining to securities with gross unrealized losses at December 31, 2012 and 2013 aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows:

	Less than twelve months		Twelve months or more
December 31, 2012	Fair value	Gross unrealized losses	Fair value			Gross unrealized losses
Equity securities	201,943	(26,995)		2,702		(2,585)
Mutual funds	—	—		20,759		(6,419)

Total	201,943	(26,995)		23,461		(9,004)

	Less than twelve months		Twelve months or more
December 31, 2013	Fair value	Gross unrealized losses	Fair value			Gross unrealized losses
Equity securities	—	—		—		—
Mutual funds	—	—		20,971		(6,206)

Total (RMB)	—	—		20,971		(6,206)

Total (USD)	—	—	US$	3,464	US$	(1,025)

The Company’s assessment that it has the ability to continue to hold impaired investment securities along with its evaluation of their future performance provide the basis for it to conclude that its impaired securities are not other-than-temporarily impaired. In assessing whether it is more likely than not that the Company will be required to sell any impaired security before its anticipated recovery, which may be at their maturity, it considers the significance of each investment, the amount of impairment, as well as the Company’s liquidity position and the impact on the Company’s capital position. As a result of its analyses, the Company determined at December 31, 2013 and 2012, that the unrealized losses on its securities portfolio on which impairments had not been recognized are temporary.

Proceeds, gross realized gains and gross realized losses on securities classified as available-for-sale for the years ended December 31, 2011, 2012 and 2013 are as follows:

	Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Proceeds	302,171	706,278	628,938	103,893
Gross realized gains	9,526	65,272	37,315	6,164
Gross realized losses	(13,180)	(18,526)	(53,351)	(8,813)

All trading and available-for-sale securities and term deposits were measured and recorded at fair value on a recurring basis using quoted prices in active markets for identical assets (Level 1) as of December 31, 2013.

The Company writes call and put options through listed exchanges. When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expired are treated by the Company on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium is deducted from the total purchase price in determining the cost of the underlying security. The Company, as the option writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written options. At December 31, 2012 and 2013, option liabilities included liabilities for call options of RMB12,273 and nil and put options of RMB71 and nil, respectively.